Expense Example {- Strategic Advisers® International Fund} - 02.28 Strategic Advisers International Fund PRO-10 - Strategic Advisers® International Fund - Strategic Advisers International Fund-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 57
3 years	191
5 years	383
10 years	$ 939